Reserves (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of reserves

	2025	2024	2023

Unlisted share option reserve	2,741,457	2,741,457	-
Share based payment reserve	15,381,555	5,734,601	3,912,367
Foreign currency translation reserve	(133,928)	(86,542)	(65,832)
Pre-Funded warrants reserve*	6,112,951	-	-

*	On June 18, 2025 the Company issued 5,677,139 prefunded warrants (“PFWs”) as part of a public offering. Each PFW entitles the holder to acquire one ordinary share for US$0.001 at any time until exercised. Refer Note 17 for further details.